Share capital - Footnotes (Details)					12 Months Ended
	Nov. 05, 2021 CAD ($) shares	Nov. 05, 2021 USD ($) $ / shares shares	May 12, 2021 CAD ($) $ / shares shares	Jun. 04, 2020 CAD ($) Y $ / shares shares	Dec. 31, 2022 CAD ($) USD ($) shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Jun. 30, 2022 USD ($)
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | $						$ 84,083,757	$ 17,250,000
Warrant exercise price (in USD per share) | $ / shares		$ 3.75
Warrants term	3 years	3 years
Payments for share issue costs | $						$ 5,240,756	$ 1,088,190
Restricted Common Shares
Disclosure of classes of share capital [line items]
Number shares vested | $					244,213
Number of awards outstanding | $					25,000
Short Form Prospectus Offering
Disclosure of classes of share capital [line items]
Common share per common unit | shares				1
Common share warrant for each unit | shares				0.5
Warrant exercise price (in USD per share) | $ / shares				$ 3.25
Warrants term				2 years
Common share price triggered accelerated term | $ / shares				$ 4.50
Trading period of trading price of common share accelerated common term				10 years
Assigned value of warrants issued as part of the units | $				$ 3,803,751
Warrants issued as part of common units | shares				3,450,000
Short Form Prospectus Offering | Risk-free interest rate
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants				0.32
Short Form Prospectus Offering | Expected volatility
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants				85
Short Form Prospectus Offering | Expected dividend yield
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants				0
Short Form Prospectus Offering | Expected life
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants | Y				2
Short Form Prospectus Offering | Shares Offering Underwriters [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued | shares				294,000
Issuance price of warrant | $ / shares				$ 2.50
Warrants term				24 months
Fair value of warrants issued | $				$ 507,059
Payments for share issue costs | $				$ 735,000
Short Form Prospectus Offering | Shares Offering Underwriters [Member] | Risk-free interest rate
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants				0.32
Short Form Prospectus Offering | Shares Offering Underwriters [Member] | Expected volatility
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants				85
Short Form Prospectus Offering | Shares Offering Underwriters [Member] | Expected dividend yield
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants				0
Short Form Prospectus Offering | Shares Offering Underwriters [Member] | Expected life
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants | Y				2
Short Form Prospectus Offering | Common share units
Disclosure of classes of share capital [line items]
Common share units issued | shares				6,900,000
Price per share | $ / shares				$ 2.50
Proceeds from issuing shares | $				$ 17,250,000
Base Shelf Prospectus Offering, May 12, 2021
Disclosure of classes of share capital [line items]
Common share units issued | shares			6,112,000
Price per share | $ / shares			$ 3.60
Proceeds from issuing shares | $			$ 22,003,200
Number of warrants issued | shares			433,400
Issuance price of warrant | $ / shares			$ 0.02
Proceeds from issuance of warrants | $			$ 8,668
Common share per common unit | shares			1
Common share warrant for each unit | shares			0.5
Warrant exercise price (in USD per share) | $ / shares			$ 4.60
Warrants term			3 years
Assigned value of warrants issued as part of the units | $			$ (3,792,200)
Warrants issued as part of common units | shares			3,056,000
Base Shelf Prospectus Offering, May 12, 2021 | Risk-free interest rate
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants			0.53
Base Shelf Prospectus Offering, May 12, 2021 | Expected volatility
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants			81
Base Shelf Prospectus Offering, May 12, 2021 | Expected dividend yield
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants			0
Base Shelf Prospectus Offering, May 12, 2021 | Expected life
Disclosure of classes of share capital [line items]
Significant valuation assumptions to determine the fair value of the warrants			3
Base Shelf Prospectus Offering, May 12, 2021 | Shares Offering Underwriters [Member]
Disclosure of classes of share capital [line items]
Payments for share issue costs | $			$ 1,025,590
Base Shelf Prospectus Offering, November 5, 2021
Disclosure of classes of share capital [line items]
Common share units issued | shares	16,350,000	16,350,000
Price per share | $ / shares		$ 3.07
Proceeds from issuing shares	$ 62,080,558	$ 50,194,500
Common share per common unit | shares	1	1
Common share warrant for each unit | shares	0.5	0.5
Warrant exercise price (in USD per share) | $ / shares		$ 3.75
Warrants term	3 years	3 years
Assigned value of warrants issued as part of the units | $					$ (11,577,426)
Warrants issued as part of common units | shares					8,175,000
Base Shelf Prospectus Offering, November 5, 2021 | Shares Offering Underwriters [Member]
Disclosure of classes of share capital [line items]
Payments for share issue costs	$ 3,724,833	$ 3,011,670
At-The-Market ("ATM") Program | Canaccord Genuity LLC and Cantor Fitzgerald & Co.
Disclosure of classes of share capital [line items]
ATM Program aggregate value | $								$ 50,000,000